Long-Term Debt	12 Months Ended
Dec. 31, 2012
Troubled Debts Restructures, Short-Term Borrowed Funds and Long-Term Debt [Abstract]
Long-Term Debt

Note 11 - Long-Term Debt

The Company has a line of credit with the Federal Home Loan Bank secured by qualifying first lien and second mortgage loans, commercial real estate loans and investment securities with eligible collateral value of $64.0 million with remaining availability of $38.5 million at December 31, 2012. The long-term advances under this line amounted to $1.5 million and $14.0 million at December 31, 2012 and 2011, respectively. Interest rate was 4.08% in 2012 and from 0.44% to 4.08% in 2011. The subsidiary banks also have standby letters of credit issued by the Federal Home Loan Bank to be used as collateral for public funds deposits. The amount of the letters of credit was $11.5 million at December 31, 2012.

During the second and third quarters of 2010, the Company began a private placement of fixed rate junior subordinated debt securities at $1,000 per security with a required minimum investment of $50,000. These securities have a final maturity date of December 31, 2018 and may be redeemed by the Company after December 31, 2013. The junior subordinated debt pays interest quarterly at an annual fixed rate of 5.75%. The proceeds of this private placement qualify and are included in the calculation of Tier 2 capital. At the end of the offering period the Company had raised $11.1 million that was outstanding at December 31, 2011. Once the final maturity drops under five years, the Company must impose a twenty percent reduction per year of the amount of the proceeds from the sale of these securities that is eligible to be counted as Tier 2 capital. At December 31, 2012 the entire $11.1 million was included as Tier 2 capital.

On November 19, 2002, the Company executed a mortgage in the amount of $129,000 for the purchase of property for branch expansion. This loan bears interest at 6.00% and is to be paid in 60 quarterly installments of $3,277. The outstanding principal balance on this note was $56,254 at December 31, 2012 down from $65,621 at December 31, 2011.

On May 13, 2009, the Company executed a note payable in the amount of $200,000 for the purchase of existing leased office space. The note bears interest at 3.43% and is to be paid in four equal annual payments of $50,000. The outstanding balance of this note was $100,000 at December 31, 2011. This note was paid in full during the first quarter of 2012.

As of December 31, 2012, the scheduled maturities of these advances and notes payable are as follows:

Year ending December 31,
(dollars in thousands)

2014	$1,511
2015	11
2016	12
2017	12
2018	12
Thereafter	11,127

Total	$12,673